PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited)
as of May 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 98.8%
Asset-Backed Securities 13.1%
Collateralized Loan Obligations
AGL Core CLO Ltd. (Cayman Islands), Series 2020-04A, Class A, 144A, 3 Month LIBOR + 2.210% (Cap N/A, Floor 2.210%)	2.893%(c)	04/20/28	2,000	$1,990,530
AIG CLO Ltd., Series 2020-01A, Class A, 144A, 3 Month LIBOR + 2.050% (Cap N/A, Floor 0.000%)^	0.000(c)	05/22/29	1,000	1,000,000
Anchorage Credit Opportunities CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.950% (Cap N/A, Floor 1.950%)	3.691(c)	01/20/32	5,000	4,964,696
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2019-15A, Class B1, 144A, 3 Month LIBOR + 2.250% (Cap N/A, Floor 2.250%)	3.293(c)	10/23/32	5,000	4,931,259
Cathedral Lake CLO Ltd. (Cayman Islands), Series 2016-04A, Class BR, 144A, 3 Month LIBOR + 2.250% (Cap N/A, Floor 2.250%)	3.385(c)	10/20/28	2,000	1,987,434
Hayfin Kingsland Ltd. (Cayman Islands), Series 2018-09A, Class BR, 144A, 3 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)	2.687(c)	04/28/31	3,750	3,664,894
Jefferson Mill CLO Ltd. (Cayman Islands), Series 2015-01A, Class BR, 144A, 3 Month LIBOR + 1.950% (Cap N/A, Floor 0.000%)	3.085(c)	10/20/31	1,700	1,664,638
Mountain View CLO Ltd. (Cayman Islands), Series 2015-09A, Class A2R, 144A, 3 Month LIBOR + 1.780% (Cap N/A, Floor 0.000%)	2.999(c)	07/15/31	1,000	968,471
Sound Point CLO Ltd. (Cayman Islands), Series 2016-03A, Class B1, 144A, 3 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)	3.043(c)	01/23/29	600	593,672
Trimaran Cavu Ltd. (Cayman Islands), Series 2019-01A, Class B, 144A, 3 Month LIBOR + 2.200% (Cap N/A, Floor 2.200%)	3.335(c)	07/20/32	10,000	9,868,570
Trinitas CLO Ltd. (Cayman Islands),
Series 2016-04A, Class A2LR, 144A, 3 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	2.735(c)	10/18/31	2,500	2,444,727
Series 2016-04A, Class BR, 144A, 3 Month LIBOR + 1.950% (Cap N/A, Floor 0.000%)	3.085(c)	10/18/31	4,000	3,916,186
Series 2019-10A, Class B, 144A, 3 Month LIBOR + 2.100% (Cap N/A, Floor 2.100%)	3.319(c)	04/15/32	3,000	2,968,946

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Zais CLO Ltd. (Cayman Islands), Series 2015-03A, Class A2R, 144A, 3 Month LIBOR + 2.190% (Cap N/A, Floor 0.000%)	3.409%(c)	07/15/31	3,000	$2,899,847

Total Asset-Backed Securities (cost $44,272,696)				43,863,870
Bank Loans 72.5%
Advertising 0.4%
Terrier Media Buyer, Inc., Term Loan, 3 Month LIBOR + 4.250%	5.700(c)	12/17/26	1,421	1,366,950
Aerospace & Defense 0.6%
Dynasty Acquisition Co., Inc.,
2020 Specified Refinancing Term B-1 Facility, 3 Month LIBOR + 3.500%	4.950(c)	04/06/26	942	791,908
2020 Specified Refinancing Term B-2 Facility, 3 Month LIBOR + 3.500%	4.950(c)	04/06/26	507	425,757

TransDigm, Inc., Tranche F Refinancing Term Loan, 1 Month LIBOR + 2.250%	2.424(c)	12/09/25	723	661,377
				1,879,042
Airlines 0.4%
American Airlines, Inc., 2020 Replacement Term Loan, 1 Month LIBOR + 1.750%	1.924(c)	01/29/27	700	465,938
Delta Air Lines, Inc., Initial Term Loan, 3 Month LIBOR + 4.750%	5.510(c)	04/27/23	750	738,750
				1,204,688
Apparel 0.3%
Calceus Acquisition, Inc., Term Loan, 3 Month LIBOR + 5.500%^	6.875(c)	02/12/25	983	914,276

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Auto Manufacturers 1.1%
Navistar, Inc., Tranche B Term Loan, 1 Month LIBOR + 3.500%^	3.680%(c)	11/06/24	3,879	$3,724,009
Auto Parts & Equipment 2.1%
Adient US LLC, Initial Term Loan, 3 Month LIBOR + 4.000%	4.962(c)	05/06/24	1,562	1,474,736
American Axle & Manufacturing, Inc., Tranche B Term Loan, 1 Month LIBOR + 2.250%	3.000(c)	04/06/24	1,994	1,904,012
Autokiniton US Holdings, Inc.,
2019 Term B Loan, 1 Month LIBOR + 5.750%^	5.924(c)	05/22/25	422	333,652
Closing Date Term B Loan, 1 Month LIBOR + 6.375%^	6.549(c)	05/22/25	398	342,258

IXS Holdings, Inc., Initial Term Loan, 3 Month LIBOR + 5.000%	6.000(c)	03/05/27	300	270,750
Superior Industries International, Inc., Replacement Term Loan, 1 Month LIBOR + 4.000%^	4.174(c)	05/22/24	1,623	1,274,106
Truck Hero, Inc., Term Loan, 1 Month LIBOR + 3.750%	3.924(c)	04/22/24	1,552	1,351,324
				6,950,838
Beverages 0.4%
Arctic Glacier USA, Inc., Specified Refinancing Term Loan, 3 Month LIBOR + 3.500%	4.950(c)	03/20/24	1,875	1,453,125
Building Materials 1.4%
Acproducts, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 6.500%	7.500(c)	08/18/25	900	846,000
Airxcel, Inc., Second Lien Initial Term Loan, 1 Month LIBOR + 8.750%	8.925(c)	04/27/26	225	172,500
API Group, Inc., Initial Term Loan, 1 Month LIBOR + 2.500%	2.674(c)	10/01/26	1,172	1,122,739

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Building Materials (cont’d.)
Ingersoll-Rand Services Co., 2020 Spinco Tranche B-1 Dollar Term Loan, 1 Month LIBOR + 1.750%	1.924%(c)	02/28/27	550	$522,500
Ply Gem Midco, Inc., Initial Term Loan, 1 Month LIBOR + 3.750%	3.948(c)	04/14/25	2,185	2,069,868
				4,733,607
Chemicals 2.9%
Albaugh LLC, 2017 Refinancing Term Loan, 1 Month LIBOR + 3.500%	3.674(c)	12/23/24	791	757,185
Ascend Performance Materials Operations LLC, Initial Term Loan, 3 Month LIBOR + 5.250%	6.700(c)	08/27/26	896	851,844
Axalta Coating Systems US Holdings, Inc., Term B-3 Dollar Loan, 3 Month LIBOR + 1.750%	3.200(c)	06/01/24	499	485,102
Championx Holding Inc., Term Loan	—(p)	06/30/27	400	378,000
Chemours Co. (The), Tranche B-2 US Term Loan, 1 Month LIBOR + 1.750%	1.930(c)	04/03/25	1,048	984,717
Colouroz Midco - Colouroz Investment 2 LLC, Second Lien Initial Term B-2 Loan, 3 Month LIBOR + 7.250%	8.270(c)	09/05/22	118	74,625
Hexion, Inc., Senior Secured Term B Loan, 3 Month LIBOR + 3.500%	4.940(c)	07/01/26	583	554,591
Nouryon USA LLC (Netherlands), Initial Dollar Term Loan, 1 Month LIBOR + 3.000%	3.222(c)	10/01/25	1,180	1,124,367
Perstorp Holding AB (Sweden), Facility B Loan, 3 Month LIBOR + 4.750%^	5.110(c)	02/26/26	983	791,717
Plaskolite PPC Intermediate II LLC, Initial Term Loan (First Lien), 2 Month LIBOR + 4.250%	5.250(c)	12/15/25	354	333,941
Solenis International LP,
First Lien Initial Dollar Term Loan, 1 - 3 Month LIBOR + 4.000%^	4.300(c)	06/26/25	1,014	958,664
Second Lien Initial Term Loan, 3 Month LIBOR + 8.500%	8.863(c)	06/26/26	1,009	844,153

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Chemicals (cont’d.)

Tronox Finance LLC, First Lien Initial Dollar Term Loan, 1 - 3 Month LIBOR + 2.750%	3.562%(c)	09/23/24	1,524	$1,457,846
				9,596,752
Coal 0.2%
CNX Resources Corp., Term Loan B, 1 Month LIBOR + 4.500%^	4.680(c)	09/27/24	974	652,522
Murray Energy Corp., Superpriority Term B-2 Loan, 3 Month LIBOR + 7.250%	9.354(c)	10/17/22	789	8,880
				661,402
Commercial Services 3.0%
Adtalem Global Education, Inc., Term B Loan, 1 Month LIBOR + 3.000%	3.174(c)	04/11/25	1,793	1,636,170
BrightView Landscapes LLC, Initial Term Loan, 1 Month LIBOR + 2.500%	2.688(c)	08/15/25	350	341,687
Financial & Risk Holdings, Inc., Initial Dollar Term Loan, 1 Month LIBOR + 3.250%	3.424(c)	10/01/25	1,732	1,704,688
Inmar, Inc., Initial Term Loan (First Lien), 3 Month LIBOR + 4.000%	5.072(c)	05/01/24	990	848,772
IRI Holdings, Inc., First Lien Initial Term Loan, 1 - 3 Month LIBOR + 4.250%	4.550(c)	12/01/25	1,322	1,226,092
PSC Industrial Holdings Corp., Term Loan (First Lien), 3 Month LIBOR + 3.750%^	4.976(c)	10/11/24	2,429	1,846,604
St. George’s University Scholastic Services LLC (Canada), Term Loan, 1 Month LIBOR + 3.250%^	3.430(c)	07/17/25	1,756	1,667,966
Syniverse Holdings, Inc., Tranche C Term Loan, 1 Month LIBOR + 5.000%	6.873(c)	03/09/23	1,299	800,869
Tweddle Group, Inc., Effective Date Term Loan, 1 Month LIBOR + 4.500%^	5.500(c)	09/17/23	287	72,813
				10,145,661

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Computers 5.2%
ConvergeOne Holdings Corp., First Lien Initial Term Loan, 2 Month LIBOR + 5.000%	5.703%(c)	01/05/26	1,485	$1,199,880
DynCorp International, Inc., First Lien Term Loan B, 1 Month LIBOR + 6.000%^	7.000(c)	08/18/25	1,755	1,649,700
Everi Payments, Inc., Term Loan, 2 Month LIBOR + 10.500%^	11.500(c)	05/09/24	1,250	1,256,250
McAfee LLC,
Second Lien Initial Loan, 1 Month LIBOR + 8.500%	9.500(c)	09/29/25	1,898	1,888,238
Term B USD Loan, 1 Month LIBOR + 3.750%	3.924(c)	09/30/24	3,408	3,332,947
Neustar, Inc.,
First Lien Term Loan B-4, 3 - 6 Month LIBOR + 3.500%	4.761(c)	08/08/24	2,271	1,945,782
Second Lien Initial Term Loan, 3 Month LIBOR + 8.000%	9.072(c)	08/08/25	550	382,144

Peak 10 Holding Corp., Initial Term Loan (First Lien), 3 Month LIBOR + 3.500%	4.950(c)	08/01/24	2,340	1,872,800
Procera Networks, Inc. (Canada), Initial Term Loan (First Lien), 1 Month LIBOR + 4.500%^	4.674(c)	10/31/25	1,764	1,649,598
SonicWall US Holdings, Inc., First Lien Term Loan, 3 Month LIBOR + 3.500%	3.877(c)	05/17/25	1,449	1,307,409
VeriFone Systems, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 4.000%	4.377(c)	08/20/25	1,076	872,137
				17,356,885
Distribution/Wholesale 0.1%
American Tire Distributors, Inc., Initial Term Loan, 1 - 3 Month LIBOR + 7.500%	8.725(c)	09/02/24	572	346,955
Diversified Financial Services 3.7%
Avolon TLB Borrower 1 US LLC (Ireland), Term B4 Loans, 1 Month LIBOR + 1.500%	2.250(c)	02/12/27	3,150	2,890,125
GreenSky Holdings LLC, Tranche B-1 Term Loan, 1 Month LIBOR + 3.250%^	3.438(c)	03/31/25	1,241	1,178,481
Hudson River Trading LLC, 2020 Repriced Term Loans, 1 Month LIBOR + 3.000%	3.174(c)	02/18/27	1,709	1,648,786
LiquidNet Holdings, Inc., Term Loan, 6 Month LIBOR + 3.250%^	4.322(c)	07/15/24	1,354	1,204,934

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Diversified Financial Services (cont’d.)
Ocwen Financial Corp., Term B-1, 1 Month LIBOR + 6.000%	7.000%(c)	05/16/22	868	$720,399
Stepstone Group, LP, Initial Term Loan, 6 Month LIBOR + 4.000%^	5.000(c)	03/27/25	1,325	1,279,071
VFH Parent LLC, Initial Term Loan, 1 Month LIBOR + 3.000%	3.222(c)	03/01/26	3,442	3,373,524
				12,295,320
Electric 0.6%
Heritage Power LLC, Term Loan B, 3 Month LIBOR + 6.000%^	7.771(c)	07/30/26	1,244	1,094,500
Vistra Operations Co. LLC, 2018 Incremental Term Loan, 1 Month LIBOR + 1.750%	1.928(c)	12/31/25	927	906,345
				2,000,845
Electronics 0.3%
Celestica, Inc. (Canada), Term B Loan, 1 Month LIBOR + 2.125%	2.299(c)	06/27/25	1,211	1,101,587
Engineering & Construction 0.7%
Brand Energy & Infrastructure Services, Inc., Initial Term Loan, 3 Month LIBOR + 4.250%	5.566(c)	06/21/24	1,247	1,125,232
Landry’s Finance Acquisition Co., B Term Loan, 3 Month LIBOR + 12.000%	13.000(c)	10/06/23	1,200	1,233,000
				2,358,232
Entertainment 2.0%
1011778 BC Unlimited Liability Co. (Canada), Term Loan	—(p)	02/28/27	650	390,000
Allen Media LLC, Initial Term Loan, 3 Month LIBOR + 5.500%^	5.823(c)	02/10/27	1,275	1,204,875
CBAC Borrower LLC, Term B Loan, 1 Month LIBOR + 4.000%	4.174(c)	07/08/24	511	412,247

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Entertainment (cont’d.)
Playtika Holding Corp., Term B Loan, 3 Month LIBOR + 6.000%	7.072%(c)	12/10/24	3,160	$3,151,114
Twin River Worldwide Holdings, Inc., Term B-1 Facility Loan, 1 Month LIBOR + 8.000%	9.000(c)	05/11/26	1,400	1,403,500
				6,561,736
Environmental Control 0.4%
Robertshaw US Holding Corp., First Lien Initial Term Loan, 1 - 3 Month LIBOR + 3.250%^	4.250(c)	02/28/25	1,898	1,518,351
Foods 2.6%
Chefs’ Warehouse, Inc., Term Loan, 1 Month LIBOR + 3.500%^	4.500(c)	06/22/22	681	616,495
CSM Bakery Solutions LLC, First Lien Term Loan, 3 Month LIBOR + 4.000%	5.350(c)	07/03/20	2,812	2,509,120
H-Food Holdings LLC, Initial Term Loan, 1 Month LIBOR + 3.688%	3.861(c)	05/23/25	1,213	1,160,390
JBS USA LUX SA, New Term Loan, 3 Month LIBOR + 2.000%	3.072(c)	05/01/26	500	482,708
Milk Specialties Co., New Term Loan, 1 Month LIBOR + 4.000%^	5.000(c)	08/16/23	2,678	2,410,260
United Natural Foods, Inc., Initial Term Loan, 1 Month LIBOR + 4.250%	4.424(c)	10/22/25	1,517	1,421,622
				8,600,595
Forest Products & Paper 0.1%
Pixelle Specialty Solutions LLC, Initial Term Loan, 1 Month LIBOR + 6.500%	7.500(c)	10/31/24	497	445,917
Healthcare-Products 0.2%
Sotera Health Holdings LLC, First Lien Initial Term Loan, 1 Month LIBOR + 4.500%	5.500(c)	12/11/26	774	751,840
Healthcare-Services 4.2%
Accelerated Health Systems LLC, Initial Term Loan, 1 Month LIBOR + 3.500%^	3.684(c)	10/31/25	905	819,212

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Healthcare-Services (cont’d.)
Air Medical Group Holdings, Inc., 2017-2 New Term Loan, 6 Month LIBOR + 4.250%	5.250%(c)	03/14/25	1,091	$1,041,712
Alliance Healthcare Services, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 4.500%^	5.500(c)	10/24/23	1,075	537,265
Second Lien Initial Term Loan, 1 Month LIBOR + 10.000%^	11.000(c)	04/24/24	825	247,500

ATI Holdings Acquisition, Inc., Initial Term Loan (First Lien), 3 Month LIBOR + 3.500%	4.572(c)	05/10/23	766	659,387
BW NHHC Holdco, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 5.000%	5.386(c)	05/15/25	967	700,971
DentalCorp Perfect Smile ULC (Canada), Initial Term Loan, 1 Month LIBOR + 3.750%	4.750(c)	06/06/25	1,065	952,966
Envision Healthcare Corp., Initial Term Loan, 1 Month LIBOR + 3.750%	3.924(c)	10/10/25	1,265	827,031
Gentiva Health Services, Inc., New Term Loan B, 1 Month LIBOR + 3.250%^	3.438(c)	07/02/25	1,520	1,477,941
LifePoint Health, Inc., First Lien Term B Loan, 1 Month LIBOR + 3.750%	3.924(c)	11/17/25	2,358	2,255,174
Medical Solutions Holdings, Inc., Closing Date Term Loan (First Lien), 1 Month LIBOR + 4.500%^	5.500(c)	06/14/24	1,841	1,693,987
Radnet Management, Inc., Term B-1 Loan (First Lien), 6 Month LIBOR + 3.500%	4.750(c)	06/30/23	1,075	1,011,508
Sound Inpatient Physicians, Inc., Second Lien Initial Loan, 1 Month LIBOR + 6.750%	6.924(c)	06/26/26	1,100	1,013,834
US Anesthesia Partners, Inc., Initial Term Loan (First Lien), 3 Month LIBOR + 3.000%	4.000(c)	06/24/24	919	825,245
				14,063,733
Household Products/Wares 0.3%
Diamond BC BV, Initial USD Term Loan, 1 - 3 Month LIBOR + 3.000%	3.467(c)	09/06/24	1,050	972,125

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Insurance 0.5%
Asurion LLC, Second Lien Replacement B-2 Term Loan, 1 Month LIBOR + 6.500%	6.674%(c)	08/04/25	1,325	$1,317,713
Sedgwick Claims Management Services, Inc., Term Loan	—(p)	09/03/26	350	341,250
				1,658,963
Internet 0.1%
Uber Technologies, Inc., 2018 Refinancing Term Loan, 1 Month LIBOR + 3.500%	3.674(c)	07/13/23	250	242,750
Investment Companies 0.2%
EIG Management Co. LLC, Initial Term Loan, 1 Month LIBOR + 3.750%^	4.500(c)	02/24/25	710	671,423
Iron/Steel 0.2%
Helix Acquisition Holdings, Inc., Amendment No 3 Incremental Term Loan, 3 Month LIBOR + 3.750%	5.200(c)	09/30/24	695	580,522
Leisure Time 0.6%
Alterra Mountain Co., Term Loan	—(p)	08/31/26	575	567,813
Bombardier Recreational Products, Inc. (Canada), 2020 Incremental Term Loan, 3 Month LIBOR + 5.000%	6.000(c)	05/24/27	650	645,125
Recess Holdings, Inc., Initial Term Loan (First Lien), 3 Month LIBOR + 3.750%^	5.200(c)	09/30/24	862	702,743
				1,915,681

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Lodging 0.7%
Caesars Resort Collection LLC, Term B Loan, 1 Month LIBOR + 2.750%	2.924%(c)	12/23/24	2,055	$1,863,725
CityCenter Holdings LLC, Refinancing Term Loan, 1 Month LIBOR + 2.250%	3.000(c)	04/18/24	499	466,052
				2,329,777
Machinery-Construction & Mining 0.2%
North American Lifting Holdings, Inc.,
Initial Term Loan (First Lien), 3 Month LIBOR + 4.500%	5.950(c)	11/27/20	1,021	717,665
Initial Term Loan (First Lien), 3 Month LIBOR + 4.500%^	5.950(c)	11/27/21	900	135,000
				852,665
Machinery-Diversified 1.4%
CD&R Hydra Buyer, Inc.,
Initial Term Loan, 1 Month LIBOR + 4.250%	5.250(c)	12/11/24	1,479	1,323,958
Second Lien Initial Term Loan, 1 Month LIBOR + 8.000%	9.000(c)	04/30/26	300	225,000

Clark Equipment Co. (South Korea), Tranche B Term Loan, 3 Month LIBOR + 1.750%	3.200(c)	05/20/24	225	213,117
DXP Enterprises, Inc., Initial Term Loan, 1 Month LIBOR + 4.750%^	5.750(c)	08/29/23	917	839,060
New VAC US LLC (Germany), Term B Loan, 3 Month LIBOR + 4.000%^	5.450(c)	03/08/25	1,617	1,131,900
Star US Bidco LLC, Initial Term Loan, 1 Month LIBOR + 4.250%^	5.250(c)	03/17/27	300	264,750
Thermon Holding Corp., Term B Loan, 1 Month LIBOR + 3.750%^	4.750(c)	10/30/24	895	831,804
				4,829,589
Media 3.6%
Beasley Mezzanine Holdings LLC, Initial Term Loan, 1 Month LIBOR + 4.000%	5.000(c)	11/01/23	843	590,124
Charter Communications Operating LLC, Term Loan B-2, 1 Month LIBOR + 1.750%	1.930(c)	02/01/27	946	923,308

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Media (cont’d.)
CSC Holdings LLC,
2017 Refinancing Term Loan, 1 Month LIBOR + 2.250%	2.434%(c)	07/17/25	980	$942,239
October 2018 Incremental Term Loan, 1 Month LIBOR + 2.250%	2.434(c)	01/15/26	2,733	2,630,369

Diamond Sports Group LLC, Term Loan, 1 Month LIBOR + 3.250%	3.420(c)	08/24/26	1,237	1,059,706
Mission Broadcasting, Inc., Term B-3 Loan, 1 Month LIBOR + 2.250%	2.620(c)	01/17/24	258	248,012
Nexstar Broadcasting, Inc.,
Term B-3 Loan, 1 Month LIBOR + 2.250%	2.424(c)	01/17/24	1,003	964,057
Term B-4 Loan, 1 Month LIBOR + 2.750%	3.120(c)	09/18/26	2,113	2,033,595

Univision Communications, Inc., 2017 Replacement Term Loan, 1 Month LIBOR + 2.750%	3.750(c)	03/15/24	2,885	2,700,418
				12,091,828
Metal Fabricate/Hardware 1.0%
Crosby US Acquisition Corp., First Lien Initial Term Loan, 1 Month LIBOR + 4.750%	4.923(c)	06/26/26	1,189	1,031,679
Dynacast International LLC, Term B-1 Loan (First Lien), 3 Month LIBOR + 3.250%	4.700(c)	01/28/22	2,274	1,538,745
WireCo WorldGroup, Inc. (Cayman Islands), First Lien Term Loan, 1 Month LIBOR + 5.000%	6.072(c)	09/29/23	841	630,905
				3,201,329
Miscellaneous Manufacturing 0.3%
International Textile Group, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 5.000%	6.433(c)	05/01/24	1,420	880,571
Oil & Gas 1.4%
Chesapeake Energy Corp., Class A Loan, 2 Month LIBOR + 8.000%	9.000(c)	06/24/24	2,500	1,287,500

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Oil & Gas (cont’d.)
Citgo Holding, Inc., Term Loan, 3 Month LIBOR + 7.000%	8.000%(c)	08/01/23	2,832	$2,573,474
Citgo Petroleum Corp., 2019 Incremental Term B Loan, 3 Month LIBOR + 5.000%	6.000(c)	03/27/24	995	946,470
				4,807,444
Packaging & Containers 0.5%
Albea Beauty Holdings Sarl (France), Facility B-2, 1 Month LIBOR + 3.000%^	4.000(c)	04/22/24	748	658,321
Pregis Topco LLC, First Lien Initial Term Loan, 1 Month LIBOR + 4.000%	4.174(c)	07/31/26	898	846,877
Trident TPI Holdings, Inc., Tranche B-1 Term Loan, 3 Month LIBOR + 3.250%	4.511(c)	10/17/24	218	205,759
				1,710,957
Pharmaceuticals 2.7%
Amneal Pharmaceuticals LLC, Initial Term Loan, 1 Month LIBOR + 3.500%	3.688(c)	05/04/25	2,040	1,862,675
Arbor Pharmaceuticals LLC, Initial Term Loan, 2 Month LIBOR + 5.000%	6.000(c)	07/05/23	2,127	1,958,289
Endo Luxembourg Finance Co., Initial Term Loan, 1 Month LIBOR + 4.250%	5.000(c)	04/29/24	1,703	1,589,758
Lannett Co., Inc., Initial Tranche B Term Loan, 1 Month LIBOR + 5.375%	6.375(c)	11/25/22	2,230	2,177,083
Mallinckrodt International Finance SA, 2017 Term B Loan, 3 Month LIBOR + 2.750%	4.200(c)	09/24/24	2,293	1,572,201
				9,160,006
Pipelines 0.7%
Lower Cadence Holdings LLC, Initial Term Loan, 1 Month LIBOR + 4.000%	4.174(c)	05/22/26	1,097	927,165
Prairie ECI Acquiror, LP, Initial Term Loan, 3 Month LIBOR + 4.750%	6.200(c)	03/11/26	1,716	1,546,018
				2,473,183

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Private Equity 0.6%
HarbourVest Partners, LP, Term Loan, 1 Month LIBOR + 2.250%^	2.565%(c)	03/03/25	2,051	$1,999,633
Real Estate 4.0%
ASP MCS Acquisition Corp., Initial Term Loan, 3 Month LIBOR + 4.750%	5.750(c)	05/20/24	1,240	595,170
Brookfield Property REIT, Inc., Initial Term B Loan, 1 Month LIBOR + 2.500%	2.789(c)	08/27/25	8,478	6,422,318
Cushman & Wakefield PLC, Replacement Term Loan, 1 Month LIBOR + 2.750%	2.924(c)	08/21/25	4,347	4,023,056
Lightstone HoldCo LLC,
2018 Refinancing Term B Facility, 3 Month LIBOR + 3.750%	4.750(c)	01/30/24	2,611	2,122,544
2018 Refinancing Term C Facility, 3 Month LIBOR + 3.750%	4.750(c)	01/30/24	147	119,715
				13,282,803
Real Estate Investment Trusts (REITs) 1.1%
Blackstone Mortgage Trust, Inc.,
Term B-2 Loan, 1 Month LIBOR + 4.750%^	5.750(c)	04/23/26	750	731,250
Term Loan, 1 Month LIBOR + 2.250%^	2.424(c)	04/23/26	1,464	1,372,459

VICI Properties 1 LLC, Term B Loan, 1 Month LIBOR + 1.750%	1.923(c)	12/20/24	1,800	1,717,500
				3,821,209
Retail 5.5%
Academy Ltd., Initial Term Loan, 1 Month LIBOR + 4.000%	5.000(c)	07/01/22	1,010	741,633
Ashco LLC, Initial Term Loan, 3 Month LIBOR + 5.000%	6.072(c)	09/25/24	2,734	2,567,147
At Home Holding III, Inc., Term Loan, 3 Month LIBOR + 3.500%	4.500(c)	06/03/22	3,059	2,064,830
CWGS Group LLC, Term Loan, 1 - 3 Month LIBOR + 2.750%	4.116(c)	11/08/23	1,121	1,002,731
EG America LLC (United Kingdom),
Additional Facility Loan, 3 Month LIBOR + 4.000%	5.072(c)	02/07/25	1,530	1,443,146
Second Lien Facility (USD), 1 - 6 Month LIBOR + 8.000%^	9.072(c)	04/20/26	908	816,919

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Retail (cont’d.)

Floor and Decor Outlets of America, Inc., Term Loan	— %(p)	02/14/27	425	$412,781
Harbor Freight Tools USA, Inc., 2018 Initial Term Loan, 1 Month LIBOR + 2.500%	3.250(c)	08/18/23	2,510	2,397,064
Hoffmaster Group, Inc., Tranche B-1 Term Loan, 3 Month LIBOR + 4.000%^	5.450(c)	11/21/23	1,643	1,191,369
Leslie’s Poolmart, Inc., Tranche B-2 Term Loan, 1 Month LIBOR + 3.500%	3.674(c)	08/16/23	943	881,053
Men’s Wearhouse, Inc., Tranche B-2 Term Loan, 1 - 3 Month LIBOR + 3.250%^	4.467(c)	04/09/25	2,936	733,960
Michaels Stores, Inc., 2018 New Replacement Term B Loan, 1 Month LIBOR + 2.500%	3.548(c)	01/30/23	1,317	1,137,250
Neiman Marcus Group Ltd. LLC, Term Loan^	—(p)	10/07/20	1,285	1,297,548
Sally Holdings LLC, Term B-2 Loan^	4.500	07/05/24	946	894,197
Staples, Inc., 2019 Refinancing New Term B-1 Loans, 3 Month LIBOR + 5.000%	5.687(c)	04/16/26	1,008	891,586
				18,473,214
Semiconductors 0.2%
Natel Engineering Co., Inc., Initial Term Loan, 1 - 2 Month LIBOR + 5.000% (Cap N/A, Floor 1.000%)^	6.000(c)	04/30/26	783	571,779
Software 7.7%
Boxer Parent Co., Inc., Initial Dollar Term Loan, 1 Month LIBOR + 4.250%	5.623(c)	10/02/25	4,761	4,482,102
Bracket Intermediate Holding Corp., First Lien Initial Term Loan, 3 Month LIBOR + 4.250%^	5.564(c)	09/05/25	1,053	958,479
Castle US Holding Corp., Initial Dollar Term Loan, 1 Month LIBOR + 3.750%^	5.200(c)	01/29/27	650	602,875
Dun & Bradstreet Corp. (The), Term Loan B, 1 Month LIBOR + 4.000%	4.174(c)	02/06/26	1,700	1,653,959

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Software (cont’d.)
EagleView Technology Corp., First Lien Term Loan, 3 Month LIBOR + 3.500%	3.863%(c)	08/14/25	1,964	$1,787,024
Evergreen Skills Lux Sarl (Luxembourg), First Lien Initial Term Loan, 1 Month LIBOR + 4.750%	5.750(c)	04/28/21	1,776	958,097
Exela Intermediate LLC, 2018 Repriced Term Loan, 3 Month LIBOR + 6.500%	8.379(c)	07/12/23	2,857	657,055
Finastra USA, Inc.,
Dollar Term Loan (Second Lien), 3 Month LIBOR + 7.250%	8.250(c)	06/13/25	2,358	2,066,956
First Lien Dollar Term Loan, 3 Month LIBOR + 3.500%	4.500(c)	06/13/24	2,650	2,392,601

Informatica LLC, Second Lien Initial Loan	7.125	02/25/25	400	384,500
MA FinanceCo LLC (United Kingdom),
Tranche B-3 Term Loan, 1 Month LIBOR + 2.500%	2.674(c)	06/21/24	106	99,889
Tranche B-3 Term Loan, 1 Month LIBOR + 2.500%	5.250(c)	06/30/25	400	390,000

Micro Holding Corp., Amendment No. 2 Initial Term Loan (First Lien), 3 Month LIBOR + 3.750%	4.822(c)	09/15/24	1,264	1,220,039
Quest Software US Holdings, Inc., Initial Term Loan (First Lien), 3 Month LIBOR + 4.250%	5.010(c)	05/16/25	1,988	1,888,965
Rackspace Hosting, Inc., Term B Loan (First Lien), 2 - 3 Month LIBOR + 3.000%	4.000(c)	11/03/23	2,173	2,109,510
SCS Holdings I, Inc., New Tranche B Term Loan, 1 Month LIBOR + 3.500%	3.674(c)	07/01/26	1,499	1,459,329
Seattle Escrow Borrower LLC, Initial Term Loan, 1 Month LIBOR + 2.500%	2.674(c)	06/21/24	716	674,576
Thoughtworks, Inc., Third Amendment Term Loan, 3 Month LIBOR + 3.750%	5.200(c)	10/11/24	891	844,158
TIBCO Software, Inc.,
Second Lien Term Loan, 1 Month LIBOR + 7.250%	7.430(c)	03/03/28	425	409,063
Term Loan B-3, 1 Month LIBOR + 3.750%	3.930(c)	06/30/26	806	775,347
				25,814,524
Telecommunications 4.7%
Avaya, Inc., Tranche B Term Loan, 1 Month LIBOR + 4.250%	4.434(c)	12/15/24	1,062	987,741

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Telecommunications (cont’d.)
CenturyLink, Inc., Term B Loan, 1 Month LIBOR + 2.250%	2.424%(c)	03/15/27	3,142	$3,009,706
Consolidated Communications, Inc., 2016 Initial Term Loan, 1 Month LIBOR + 3.000%	4.000(c)	10/05/23	1,441	1,378,105
Digicel International Finance Ltd. (Saint Lucia), First Lien Initial Term B Loan, 6 Month LIBOR + 3.250%	3.800(c)	05/27/24	1,235	1,025,222
Global Tel Link Corp.,
First Lien Term Loan, 3 Month LIBOR + 4.250%	5.700(c)	11/29/25	1,578	1,314,212
Second Lien Term Loan, 3 Month LIBOR + 8.250%	8.613(c)	11/27/26	825	645,563

GTT Communications, Inc., Closing Date U.S. Term Loan, 1 Month LIBOR + 2.750%	2.920(c)	05/30/25	844	592,596
MLN US HoldCo LLC, Term B Loan (First Lien), 1 Month LIBOR + 4.500%	4.830(c)	11/30/25	1,847	1,394,631
Securus Technologies Holdings, Inc., Initial Term Loan (First Lien), 3 Month LIBOR + 4.500%	5.500(c)	11/01/24	1,514	1,206,884
Sprint Communications, Inc., Term Loan, 1 Month LIBOR + 3.000%	3.174(c)	04/01/27	2,275	2,274,051
West Corp., Incremental B1 Term Loan, 3 Month LIBOR + 3.500%	4.950(c)	10/10/24	1,478	1,191,880
Xplornet Communications, Inc. (Canada), New Term B Loan, 3 Month LIBOR + 4.000%^	—(p)	06/30/27	750	716,250
				15,736,841
Textiles 0.4%
ASP Unifrax Holdings, Inc., USD Term Loan (First Lien), 3 Month LIBOR + 3.750%	4.534(c)	12/12/25	1,627	1,293,764
Transportation 1.0%
Daseke Co., Inc., Replacement Term Loan, 1 Month LIBOR + 5.000%^	6.000(c)	02/27/24	3,350	2,654,929

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Transportation (cont’d.)
Transplace Holdings, Inc., Initial Loan (Second Lien), 6 Month LIBOR + 8.750%^	9.822%(c)	10/06/25	204	$146,868
United Road Services, Inc., Initial Term Loan, 6 Month LIBOR + 5.750%^	6.750(c)	09/01/24	591	428,086
				3,229,883

Total Bank Loans (cost $277,675,458)				242,634,809
Corporate Bonds 13.0%
Advertising 0.4%
Terrier Media Buyer, Inc., Gtd. Notes, 144A	8.875	12/15/27	1,225	1,193,344
Aerospace & Defense 1.1%
Boeing Co. (The),
Sr. Unsec’d. Notes	5.150	05/01/30	1,125	1,204,650
Sr. Unsec’d. Notes	5.805	05/01/50	625	706,467
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.500	12/01/24	450	275,791
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	2,450	1,452,166
				3,639,074
Agriculture 0.2%
Vector Group Ltd., Sr. Sec’d. Notes, 144A	6.125	02/01/25	700	688,458
Auto Manufacturers 0.3%
Ford Motor Co., Sr. Unsec’d. Notes	9.000	04/22/25	1,025	1,077,157
Auto Parts & Equipment 0.1%
American Axle & Manufacturing, Inc., Gtd. Notes(a)	6.250	04/01/25	200	190,361

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks 1.0%
Bank of America Corp., Jr. Sub. Notes, Series MM	4.300%(ff)	–(rr)	1,605	$1,445,613
Citigroup, Inc., Jr. Sub. Notes, Series V	4.700(ff)	–(rr)	550	480,119
JPMorgan Chase & Co., Jr. Sub. Notes, Series II	4.000(ff)	–(rr)	1,500	1,303,672
				3,229,404
Chemicals 0.7%
Chemours Co. (The), Gtd. Notes	5.375	05/15/27	1,000	900,543
Tronox, Inc., Sr. Sec’d. Notes, 144A(a)	6.500	05/01/25	1,550	1,600,104
				2,500,647
Entertainment 0.2%
AMC Entertainment Holdings, Inc., Gtd. Notes	5.875	11/15/26	3,000	754,169
Healthcare-Services 0.6%
Polaris Intermediate Corp., Sr. Unsec’d. Notes, 144A, Cash coupon 8.500% or PIK 9.250%(a)	8.500	12/01/22	2,200	1,929,012
Home Builders 0.2%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	9.875	04/01/27	680	699,570
Iron/Steel 0.2%
Cleveland-Cliffs, Inc.,
Sr. Sec’d. Notes, 144A	6.750	03/15/26	250	228,068
Sr. Sec’d. Notes, 144A	9.875	10/17/25	550	572,821
				800,889
Leisure Time 0.1%
Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes(a)	7.500	10/15/27	450	350,875

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media 1.1%
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	9.250%	02/15/24	2,675	$2,454,528
Diamond Sports Group LLC/Diamond Sports Finance Co., Gtd. Notes, 144A(a)	6.625	08/15/27	2,250	1,355,881
				3,810,409
Oil & Gas 2.6%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes	7.875	12/15/24(d)	6,725	6,940
Antero Resources Corp.,
Gtd. Notes	5.125	12/01/22	1,850	1,323,904
Gtd. Notes	5.625	06/01/23	1,000	598,735

Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	9.250	08/01/24	975	946,390
CNX Resources Corp.,
Gtd. Notes	5.875	04/15/22	1,150	1,143,675
Gtd. Notes, 144A	7.250	03/14/27	1,300	1,231,055
Extraction Oil & Gas, Inc.,
Gtd. Notes, 144A	5.625	02/01/26	3,321	245,976
Gtd. Notes, 144A	7.375	05/15/24	500	29,365

MEG Energy Corp. (Canada), Sr. Unsec’d. Notes, 144A	7.125	02/01/27	1,875	1,705,498
Range Resources Corp.,
Gtd. Notes	4.875	05/15/25	1,500	1,254,096
Gtd. Notes	5.000	03/15/23	230	207,872
				8,693,506
Retail 1.2%
Brinker International, Inc., Sr. Unsec’d. Notes	3.875	05/15/23	775	673,736
CEC Entertainment, Inc., Gtd. Notes	8.000	02/15/22	300	29,091
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.,
Sr. Unsec’d. Notes	8.625	06/15/20	63	18,462
Sr. Unsec’d. Notes	8.625	06/15/20	925	285,830

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail (cont’d.)

Michaels Stores, Inc., Gtd. Notes, 144A(a)	8.000%	07/15/27	2,150	$1,751,594
Rite Aid Corp., Gtd. Notes, 144A	6.125	04/01/23	470	440,124
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.625	12/01/25	675	659,391
				3,858,228
Telecommunications 3.0%
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd. (Saint Lucia),
Gtd. Notes, 144A	8.000	12/31/26	266	136,915
Gtd. Notes, 144A, Cash coupon 6.000% or PIK 7.000%	13.000	12/31/25	337	298,521
Sr. Sec’d. Notes, 144A	8.750	05/25/24	1,066	1,022,643

Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750	03/01/23	2,500	1,145,004
Embarq Corp., Sr. Unsec’d. Notes	7.995	06/01/36	3,600	3,847,966
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	5.500	08/01/23(d)	2,975	1,591,608
Intrado Corp., Gtd. Notes, 144A(a)	8.500	10/15/25	2,675	1,928,775
				9,971,432
Total Corporate Bonds (cost $55,604,691)				43,386,535

	Shares
Common Stocks 0.1%
Commercial Services & Supplies 0.0%
Tweddle Group, Inc.^*	2,705	27
Entertainment 0.0%
Deluxe Entainment Servicing Group, Inc.*	19,597	12,248

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Description	Shares	Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels 0.0%
Southcross Energy Partners LP^*	118,773	$9,502
Software 0.1%
Avaya Holdings Corp.*	32,696	477,362

Total Common Stocks (cost $601,776)		499,139
Preferred Stock 0.1%
Oil, Gas & Consumable Fuels
Southcross Energy Partners LP^* (cost $198,921)	315,747	217,865

Total Long-Term Investments (cost $378,353,542)		330,602,218

Short-Term Investments 2.8%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	359,805	359,805
PGIM Institutional Money Market Fund (cost $9,011,918; includes $9,007,311 of cash collateral for securities on loan)(b)(w)	9,016,577	9,017,478

Total Short-Term Investments (cost $9,371,723)		9,377,283

TOTAL INVESTMENTS 101.6% (cost $387,725,265)		339,979,501
Liabilities in excess of other assets(z) (1.6)%		(5,296,500)

Net Assets 100.0%		$334,683,001

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
CLO—Collateralized Loan Obligation
LIBOR—London Interbank Offered Rate

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
LP—Limited Partnership
PIK—Payment-in-Kind
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
S—Semiannual payment frequency for swaps
USOIS—United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $55,883,347 and 16.7% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $8,764,857; cash collateral of $9,007,311 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2020.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(p)	Interest rate not available as of May 31, 2020.
(rr)	Perpetual security with no stated maturity date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded loan commitment outstanding at May 31, 2020:
Borrower	Principal Amount (000)	Current Value	Unrealized Appreciation	Unrealized Depreciation
Neiman Marcus Group Ltd. LLC, First Lien Delayed Draw Term Loan, 1 Month LIBOR + 0.000%, 0.000%, Maturity Date 10/07/2020 (cost $1,799,047)^	1,869	$1,887,344	$88,297	$—
Futures contracts outstanding at May 31, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
33	2 Year U.S. Treasury Notes	Sep. 2020	$7,287,844	$1,668
3	20 Year U.S. Treasury Bonds	Sep. 2020	535,125	979
				2,647

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2020
Futures contracts outstanding at May 31, 2020 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
53	10 Year U.S. Treasury Notes	Sep. 2020	$7,370,312	$(16,164)
4	30 Year U.S. Ultra Treasury Bonds	Sep. 2020	872,125	1,541
				(14,623)
				$(11,976)
Interest rate swap agreements outstanding at May 31, 2020:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at May 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
4,800	05/11/21	2.350%(A)	1 Day USOIS(2)(A)	$62,520	$113,726	$51,206
9,350	02/02/22	1.994%(S)	3 Month LIBOR(1)(Q)	(8,646)	(325,749)	(317,103)
13,960	05/11/22	2.300%(A)	1 Day USOIS(2)(A)	654,237	651,206	(3,031)
4,890	05/11/24	2.139%(S)	3 Month LIBOR(2)(Q)	96,571	360,715	264,144
16,255	05/11/24	2.250%(A)	1 Day USOIS(2)(A)	714,933	1,455,169	740,236
1,900	05/11/25	2.300%(A)	1 Day USOIS(1)(A)	(194,874)	(211,444)	(16,570)
1,200	05/11/29	2.000%(S)	3 Month LIBOR(1)(Q)	103,312	(150,647)	(253,959)
1,760	05/11/29	2.400%(A)	1 Day USOIS(1)(A)	(190,744)	(325,437)	(134,693)
4,930	05/11/30	2.450%(A)	1 Day USOIS(1)(A)	(969,811)	(1,020,467)	(50,656)
355	05/11/40	2.500%(A)	1 Day USOIS(1)(A)	(48,893)	(128,177)	(79,284)
				$218,605	$418,895	$200,290

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).